Note 20 - Stock-based Compensation	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
NOTE
20
 – STOCK-BASED COMPENSATION

The United Bancshares,
Inc.2016
Stock Option Plan (the “Plan”) permits the Corporation to award non-qualified stock options to eligible participants. A total of
250,000
shares are available for issuance pursuant to the Plan.

The Corporation issued
63,858
 options during
2020
 at an exercise price of
$19.83,
33,853
 options during
2019
at an exercise price of
$22.97,
and
31,267
 options during
2018
 at an exercise price
of
$23.30
 under the
Plan. Following is a summary of activity for stock options for the years ended
December 31, 2020,
2019
and
2018
 (number of shares):

	2020	2019	2018
Outstanding, beginning of year	117,647	93,069	63,503
Granted	63,858	33,853	31,267
Exercised	-	-	-
Cancelled	(2,955)	-	-
Forfeited	(20,733)	(9,275)	(1,701)
Outstanding, end of year	157,817	117,647	93,069
Weighted average exercise price at end of year	$19.83	$21.81	$21.39

The options vest over a
three
-year period on the anniversary of the date of grant. At
December 31, 2020
,
68
,269
 options were vested and outstanding options had a weighted average remaining contractual term of
8.11
 years.

The fair value of options granted is estimated at the date of grant using the Black Scholes option pricing model. Following are assumptions used in calculating the fair value of the options granted in
2020,
2019
 and
2018
:

	2020	2019	2018
Weighted-average fair value of options granted	$4.83	$7.77	$7.87
Average dividend yield	2.93%	2.26%	2.18%
Expected volatility	40.00%	40.00%	40.00%
Rick-free interest rate	0.49%	1.93%	2.81%
Expected term (years)	7	7	7
Shares Granted	63,858	33,853	31,267
Exercise Price	$16.77	$22.97	$23.30

Total compensation expense related to the stock options granted in
2020,
 net of forfeitures, is expected to be
$308,000
and is being recognized ratably over the
36
month period beginning July
 1, 2020.  Total compensation expense related to the stock options granted in 2019, net of forfeitures, is expected to be $
223,000
and is being recognized ratably over the
36
month period beg
inning July 1, 2019.
Total compensation expense related to the stock options granted in 2018, net of forfeitures, is expected to be $
175,000
and is being recognized ratably over the
36
month period beginning September 1, 2018.
Stock option expense for outstanding awards amounted to
$164,000,
$266,000
and
$165,000
for the ye
ars ended
December 31, 2020,
2019
 and
2018,
respectively.